Segment Information	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Segment Reporting [Abstract]
Segment Information

6.	Segment Information

The Company was engaged in two reportable segments - sale of nervonic acid-based health supplements and technical supporting services - for the six-month periods ended September 30, 2023 and 2022.

	Six-month period ended
	September 30, 2023 (Unaudited)	September 30, 2022 (Unaudited)
Net Sales
Sale of nervonic acid-based health supplements	$586,385	$749,216

Technical supporting services	994,104	—

Total	$1,580,489	$749,216

Cost of Sales
Sale of nervonic acid-based health supplements	$95,840	$116,987

Technical supporting services	229,686	—

Total	$325,526	$116,987

Gross Profit
Sale of nervonic acid-based health supplements	$490,545	$632,229

Technical supporting services	764,418	—

Total	$1,254,963	$632,229

Note 3 — Segment Information

The Company discontinued the operation of Acer truncatum seedlings during the year ended March 31, 2023. As a result, there were two reportable segments: sales of health care supplements and technical supporting services for the year ended March 31, 2023 whereas there were three reportable segments: sales of health care supplements; technical supporting services and sales of Acer truncatum seedlings for the year ended March 31, 2022. Segments were identified based on the Company’s internal reporting and how the chief operating decision maker (“CODM”) assesses the performance of the businesses.

Key financial performance measures of the segments for continuing operations are as follows:

For the year ended March 31, 2023

Segment	Net Sales	Cost of Sales	Segment results as assessed by the CODM
Sales of health care supplements	$1,489,053	$144,683	$1,344,370
Technical supporting services	173,547	—	173,547
Total	$1,662,600	$144,683	$1,517,917

For the year ended March 31, 2022

Segment	Net Sales	Cost of Sales	Segment results as assessed by the CODM
Sales of health care supplements	$1,799,074	$158,563	$1,640,511
Technical supporting services	529,452	261,710	267,742
Total	$2,328,526	$420,273	$1,908,253

Note 3 — Segment Information

The Company has three reportable segments: sales of health care supplements; technical supporting services; and sales of Acer truncatum seedlings. Segments were identified based on the Company’s internal reporting and how the chief operating decision maker (“CODM”) assesses the performance of the businesses.

Key financial performance measures of the segments are as follows:

For the year ended March 31, 2022

Segment	Net Sales	Cost of Sales	Segment results as assessed by the CODM
Sales of health care supplements	$1,799,074	$158,563	$1,640,511
Technical supporting services	529,452	261,710	267,742
Sales of Acer truncatum seedlings	—	426,695	(426,695)
Total	$2,328,526	$846,968	$1,481,558

For the year ended March 31, 2021

Segment	Net Sales	Cost of Sales	Segment results as assessed by the CODM
Sales of health care supplements	$1,373,412	$163,962	$1,209,450
Technical supporting services	56,356	—	56,356
Sales of Acer truncatum seedlings	205,652	118,000	87,652
Total	$1,635,420	$281,962	$1,353,458